RELATED PARTY TRANSACTIONS - Balances and transactions with Bitmain and BTC (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Trade receivables		$ 413		$ 75
Loans to a related party(1)	[1]	1,087		322
Total due from related party		1,500		397
Other payables		19		316
Total due to related party		19		$ 316
Revenue from Bitmain and BTC(3)	[2]	$ 73,522	$ 88,054

[1]	Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.
[2]	(1)Revenue from Bitmain and BTC arise from the Group’s normal course of business, See Note 2.